SHORT-TERM INVESTMENTS (Schedule of Short-term Investments) (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 143,914	$ 15,140,719	[1]	$ 8,361,655	[1]
Guaranteed Investment Certificates [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value		14,677,890
Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 143,914	$ 462,829		$ 8,361,655

[1]	Restated for change in presentation currency (note 2(c))